UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-06235

The U.S. Treasury Money Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

The U.S. Treasury Money Fund of AmericaSM
Investment portfolio

June 30, 2007
 unaudited

Short-term securities — 100.83%	Yield at acquisition	Principal amount (000)	Market value (000)

U.S. TREASURIES — 100.83%
U.S. Treasury Bills 7/5/2007	4.75%	$1,105	$1,104
U.S. Treasury Bills 7/12/2007	4.97	45,190	45,123
U.S. Treasury Bills 7/19/2007	4.73%–4.97	77,200	77,020
U.S. Treasury Bills 8/2/2007	4.86 – 4.88	50,380	50,175
U.S. Treasury Bills 8/9/2007	4.87 – 4.88	45,190	44,969
U.S. Treasury Bills 8/16/2007	4.76 – 4.87	50,535	50,256
U.S. Treasury Bills 8/23/2007	4.88 – 4.91	35,765	35,538
U.S. Treasury Bills 8/30/2007	4.87 – 5.00	90,450	89,773
U.S. Treasury Bills 9/6/2007	4.97 – 5.03	49,620	49,195
U.S. Treasury Bills 9/13/2007	4.80	19,630	19,450
U.S. Treasury Bills 9/20/2007	4.67 – 4.84	100,630	99,582
U.S. Treasury Bills 9/27/2007	4.74 – 4.80	1,585	1,567
U.S. Treasury Bills 10/4/2007	4.64 – 4.81	75,455	74,521
U.S. Treasury Bills 10/11/2007	– 4.82	25,000	24,670
U.S. Treasury Bills 11/8/2007	– 4.75	13,020	12,802

Total investment securities (cost: $675,511,000)			675,745
Other assets less liabilities			(5,594)

Net assets			$670,151

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$235
Gross unrealized depreciation on investment securities	(1)
Net unrealized appreciation on investment securities	234
Cost of investment securities for federal income tax purposes	675,511

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2007